Financial Risk Management Objectives and Policies - Foreign Currency Risk Sensitivity Analysis Assuming 10% Strengthening of Major Currencies against Functional Currency (Detail) - Foreign currency risk [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Singapore dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ 18,081	$ 2,794	¥ 21,564
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	310	48	(2,746)
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	3,526	545	(13,126)
Renminbi [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	¥ (216)	$ (33)	¥ 65